Commitments and contingencies (Minimum payments under lease agreements) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 9,181
2020	9,305
2021	9,201
2022	9,262
2023	9,337
Thereafter	35,243
Head lease payments	81,529
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	2,359
2020	2,515
2021	2,681
2022	2,857
2023	3,046
Thereafter	105,327
Total	$ 118,785